Decommissioning Liability (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Provisions for Changes in Decommissioning Liability [Roll Forward]
Decommissioning liability, beginning of year	$ 918.8
Decommissioning liability, end of year		$ 918.8
Expected to be incurred within one year	(41.6)	(34.2)
Decommissioning liability	633.9	884.6
Provision for decommissioning, restoration and rehabilitation costs		918.8
Decommissioning liability, undiscounted cash flows	$ 894.9	$ 896.6
Discount rate applied to cash flow projections	3.28%	1.68%
Inflation rate used to extrapolate cash flow projections	2.09%	1.82%
Decommissioning liability
Provisions for Changes in Decommissioning Liability [Roll Forward]
Decommissioning liability, beginning of year	$ 918.8	$ 1,022.7
Liabilities incurred	21.6	13.6
Liabilities acquired through capital acquisitions	3.4	30.0
Liabilities disposed through capital dispositions	(46.7)	(220.3)
Liabilities settled (1)	(43.1)	(48.9)
Revaluation of acquired decommissioning liabilities (2)	3.8	36.1
Change in estimates	(11.4)	74.2
Change in discount and inflation rate estimates	(163.0)	(3.8)
Accretion	19.2	15.4
Reclassified as liabilities associated with assets held for sale	(28.4)	0.0
Foreign exchange	1.3	(0.2)
Decommissioning liability, end of year	675.5	918.8
Expected to be incurred within one year	(41.6)	(34.2)
Decommissioning liability		884.6
Proceeds from government subsidy programs	23.0	28.7
Provision for decommissioning, restoration and rehabilitation costs	$ 675.5	$ 918.8